Fee and commission income (Tables)	6 Months Ended
Jun. 30, 2018
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.18	£m	£m	£m	£m
Fee type
Transactional	185	1,072	-	1,257
Advisory	340	37	-	377
Brokerage and execution	553	30	-	583
Underwriting and syndication	1,368	-	-	1,368
Other	3	78	16	97
Total revenue from contracts with customers	2,449	1,217	16	3,682
Other non-contract fee income	55	-	-	55
Fee and commission income	2,504	1,217	16	3,737
Fee and commission expense	(337)	(538)	-	(875)
Net fee and commission income	2,167	679	16	2,862